Consolidated statement of cash flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Profit before taxes	€ 2,569	€ 1,936	€ 2,203
Adjustments to reconcile profit before tax to net cash flows from operating activities:
Depreciation	771	751	653
Amortisation of intangible assets	152	182	139
Impairment losses	0	189	0
Share-based payment expense	47	45	57
Gain on sale of sub-strata and associated mineral rights	0	0	(35)
Gain on the sale of property	(104)	0	(54)
Finance costs, net	203	187	120
Income taxes paid	(513)	(561)	(509)
Changes in assets and liabilities:
(Increase)/decrease in trade and other receivables	(227)	37	(5)
(Increase)/decrease in inventory	(16)	(37)	6
Increase in trade and other payables	559	158	124
(Decrease)/increase in net payable receivable from related parties	(24)	89	80
(Decrease)/increase in provisions	(145)	137	(11)
Change in other operating assets and liabilities	(319)	(52)	38
Net cash flows from operating activities	2,953	3,061	2,806
Cash flows from investing activities:
Acquisition of bottling operations, net of cash acquired	0	(1,524)	0
Purchases of property, plant and equipment	(750)	(791)	(672)
Purchases of capitalised software	(200)	(148)	(140)
Proceeds from sales of property, plant and equipment	168	15	101
Proceeds from sales of intangible assets	2	0	37
Proceeds from the sale of sub-strata and associated mineral rights	0	0	35
Net proceeds/(payments) of short-term investments	92	420	(342)
Investments in equity instruments	(6)	(6)	(5)
Interest received	61	74	58
Other investing activity, net	1	3	(9)
Net cash flows used in investing activities	(632)	(1,957)	(937)
Cash flows from financing activities:
Proceeds from borrowings, net	1,327	1,008	694
Proceeds received from a non-controlling shareholder relating to the acquisition of bottling operations	0	468	0
Repayments on third party borrowings	(1,824)	(1,207)	(1,159)
Settlement of debt-related cross currency swaps	0	66	69
Payments of principal on lease obligations	(162)	(157)	(148)
Interest paid	(236)	(249)	(182)
Dividends paid	(927)	(910)	(841)
Purchase of own shares under share buyback programme	(1,006)	0	0
Treasury shares acquired	(40)	0	0
Exercise of employee share options	1	31	43
Acquisition of non-controlling interest	0	0	(282)
Other financing activities, net	(23)	(23)	(16)
Net cash flows used in financing activities	(2,890)	(973)	(1,822)
Net change in cash and cash equivalents	(569)	131	47
Net effect of currency exchange rate changes on cash and cash equivalents	(76)	13	(15)
Cash and cash equivalents at beginning of period	1,563	1,419	1,387
Cash and cash equivalents at end of period	€ 918	€ 1,563	€ 1,419